               Filed Pursuant to Rule 485(b)
                               Registration No.         2-71299
                                                            811-3153

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 136	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 142	X

RUSSELL INVESTMENT COMPANY (Exact Name of Registrant as Specified in Charter)
909 A Street, Tacoma, Washington 98402 (Address of Principal Executive Office) (ZIP Code) Registrant’s Telephone Number, including area code: 253/627-7001

Mary Beth Rhoden, Associate General Counsel Russell Investment Company 909 A Street Tacoma, Washington 98402 253-596-2406	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
( X )	on April 30, 2010 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 131 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 136 to Registration Nos. 2-71299 and 811-3153.  This Post-Effective Amendment No. 136 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 131.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before April 30, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.   The Registrant has duly caused this Post-Effective Amendment No. 136 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 5th day of April, 2010.

RUSSELL INVESTMENT COMPANY
Registrant

By:                      *
        Sandra Cavanaugh, President

/s/ Mary Beth Rhoden
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 5, 2010.

Signatures                                                                Signatures

          *                                                                                         *
Sandra Cavanaugh, Trustee, President and                                         Mark E. Swanson, Treasurer, in his
Chief Executive Officer                                                                           capacity as Chief Accounting Officer

           *                                                               *
Thaddas L. Alston, Trustee                                                                     Kristianne Blake, Trustee

           *                                                                                                    *
Daniel P. Connealy, Trustee                                                                      Jonathan Fine, Trustee

           *                                                        *
Raymond P. Tennison, Jr., Trustee                                                           Jack R. Thompson, Trustee

           *
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
*By Mary Beth Rhoden
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 130 to Registration Statement Nos. 2-71299 and 811-3153.